INCOME TAXES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
The total future minimum lease payments under the non-cancellable operating lease with respect to the office and the dormitory, as well as hardware trading platform as of September 30, 2015 are payable as follows:

Remaining 2015	$132,148

Year ending December 31, 2016	349,083

Year ending December 31, 2017	249,088

Year ending December 31, 2018	84,541
Total	$814,860

The total future minimum lease payments under the non-cancellable operating lease with respect to the office and the dormitory, as well as hardware trading platform as of December 31, 2014 are payable as follows:

Year ending December 31, 2015	$236,596

Year ending December 31, 2016	89,591

Year ending December 31, 2017	-

Total	$326,187

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The income tax provision consists of the following components:

	December 31, 2014	December 31, 2013
Current:
Federal	$-	$-
Foreign	249,049	-
Total current	249,049	-
Deferred:
Federal	$-	$-
Foreign	62,997	3,545
Total deferred	62,997	3,545
TOTAL PROVISION FOR INCOME TAXES	312,046	3,545

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation between the Company’s effective tax rate and the U.S. federal statutory rate is as follow:

	December 31, 2014	December 31, 2013
Income (loss) before income tax expense	$1,681,583	$(124)

Provision for taxes at 16.5%	277,461	(20)
Income not subject to income tax	(245)	(2)
Expenses not deductible for tax purposes	18,012	-
Tax losses previously recognized and reversed	27,513	-
Others	(10,695)	3,567

TOTAL PROVISION FOR INCOME TAXES	312,046	3,545

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The approximate tax effects of temporary differences, which give rise to the deferred tax assets and liabilities, are as follows:

	As of December 31,
	2014	2013
Deferred tax assets:
Net operating losses	$37,115	$27,513
Total deferred tax assets	37,115	27,513
Valuation allowance	(37,115)	-
Deferred tax asset, net of valuation allowance	-	27,513

Deferred tax liabilities
Property, plant and equipment, principally due to differences in depreciation	(66,555)	(31,060)
Deferred tax liability	$(66,555)	$(31,060)